Common Stock - Additional Information (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized	191,500,000	191,500,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, voting rights	one vote	one vote
Dividends Payable	$ 0	$ 0